SCHEDULE OF INTANGIBLE ASSETS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 33,665,611		$ 33,503,771		$ 33,160,631
Catalytic Biofraction Process [Member]
Finite-Lived Intangible Assets [Line Items]
Total	30,192,771		30,192,771
License Catalytic Bio Fraction Process [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,472,840	RM 14,000,000	$ 3,311,000	RM 14,000,000